Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Columbia Strategic Municipal Income Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 13,387	$ 12,459	$ 12,561	$ 13,990	$ 13,168	$ 12,591	$ 11,726	$ 11,382	$ 11,352	$ 10,467	$ 10,000
Columbia Strategic Municipal Income Fund - Institutional 2 Class
Account Value [Line Items]
Account Value	$ 13,442	12,515	12,624	14,061	13,264	12,659	11,824	11,453	11,407	10,518	10,000
Columbia Strategic Municipal Income Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 13,439	12,513	12,622	14,060	13,265	12,661	11,826	11,455	11,409	10,493	10,000
Columbia Strategic Municipal Income Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 12,162	11,439	11,654	13,108	12,492	12,042	11,362	11,116	11,182	10,389	10,000
Columbia Strategic Municipal Income Fund - Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 13,448	12,522	12,623	14,069	13,265	12,661	11,826	11,455	11,436	10,493	10,000
Columbia Strategic Municipal Income Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 12,718	11,872	12,005	13,403	12,655	12,138	11,339	11,011	11,021	10,162	9,709
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,762	12,301	12,188	13,095	12,678	12,033	11,214	11,104	11,075	10,356	10,000
Bloomberg High Yield Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Municipal Bond Index
Account Value	$ 15,846	$ 14,486	$ 14,515	$ 15,805	$ 14,031	$ 13,606	$ 12,589	$ 11,785	$ 11,643	$ 10,263	$ 10,000